Invesco High Income Trust II
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	VK-CE-HINC2-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2019
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–131.79%(b)
Aerospace & Defense–4.23%
Bombardier, Inc. (Canada),
8.75%, 12/01/2021(c)	$281,000	$304,478
5.75%, 03/15/2022(c)	353,000	353,000
6.13%, 01/15/2023(c)	449,000	437,640
7.50%, 03/15/2025(c)	613,000	596,725
7.88%, 04/15/2027(c)	379,000	364,674
Moog, Inc. 5.25%, 12/01/2022(c)	335,000	339,187
TransDigm UK Holdings PLC 6.88%, 05/15/2026	801,000	780,975
TransDigm, Inc.,
6.50%, 07/15/2024	154,000	154,015
6.50%, 05/15/2025	336,000	334,740
6.25%, 03/15/2026(c)	822,000	840,495
Triumph Group, Inc. 7.75%, 08/15/2025	768,000	744,960
		5,250,889
Agricultural & Farm Machinery–0.89%
Titan International, Inc. 6.50%, 11/30/2023	1,285,000	1,107,509
Agricultural Products–0.38%
Kernel Holding S.A. (Ukraine), REGS, 8.75%, 01/31/2022(c)	457,000	470,285
Air Freight & Logistics–0.15%
XPO Logistics, Inc. 6.50%, 06/15/2022(c)	187,000	190,366
Alternative Carriers–1.86%
CenturyLink, Inc.,
Series S, 7.50%, 04/01/2024	580,000	620,600
Series Y, 6.45%, 06/15/2021	587,000	611,948
Level 3 Financing, Inc.,
5.38%, 05/01/2025	612,000	614,295
5.25%, 03/15/2026	466,000	465,860
		2,312,703
Aluminum–0.93%
Alcoa Nederland Holding B.V. 6.75%, 09/30/2024(c)	800,000	820,000
Novelis Corp. 6.25%, 08/15/2024(c)	332,000	340,300
		1,160,300
Apparel Retail–1.36%
Hot Topic, Inc. 9.25%, 06/15/2021(c)	625,000	629,063
L Brands, Inc.,
5.63%, 02/15/2022	595,000	610,678
6.88%, 11/01/2035	416,000	364,000
6.75%, 07/01/2036	104,000	88,920
		1,692,661
Apparel, Accessories & Luxury Goods–0.28%
William Carter Co. (The) 5.63%, 03/15/2027(c)	340,000	348,500
Principal Amount		Value
Asset Management & Custody Banks–0.29%
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 05/15/2023(c)	$345,000	$362,034
Auto Parts & Equipment–1.09%
Dana Financing Luxembourg S.a.r.l. 5.75%, 04/15/2025(c)	265,000	265,663
Dana, Inc. 5.50%, 12/15/2024	229,000	229,300
Delphi Technologies PLC 5.00%, 10/01/2025(c)	445,000	379,362
Flexi-Van Leasing, Inc. 10.00%, 02/15/2023(c)	328,000	303,400
Hertz Corp. (The) 7.63%, 06/01/2022(c)	179,000	181,909
		1,359,634
Automobile Manufacturers–1.35%
Ford Motor Credit Co. LLC 5.60%, 01/07/2022	598,000	626,064
J.B. Poindexter & Co., Inc. 7.13%, 04/15/2026(c)	1,026,000	1,051,650
Motors Liquidation Co. 0.00%, 07/15/2033(d)(e)	1,640,000	0
		1,677,714
Automotive Retail–0.96%
Lithia Motors, Inc. 5.25%, 08/01/2025(c)	230,000	232,013
Penske Automotive Group, Inc. 5.50%, 05/15/2026	968,000	961,950
		1,193,963
Broadcasting–2.15%
AMC Networks, Inc.,
5.00%, 04/01/2024	741,000	739,940
4.75%, 08/01/2025	121,000	118,731
Clear Channel Worldwide Holdings, Inc. 9.25%, 02/15/2024(c)	354,000	379,559
Gray Television, Inc. 7.00%, 05/15/2027(c)	305,000	323,831
Nexstar Broadcasting, Inc. 5.63%, 08/01/2024(c)	525,000	530,250
Tribune Media Co. 5.88%, 07/15/2022	137,000	139,185
TV Azteca, S.A.B. de C.V. (Mexico), REGS, 8.25%, 08/09/2024(c)	450,000	442,125
		2,673,621
Building Products–0.44%
Standard Industries, Inc.,
6.00%, 10/15/2025(c)	200,000	207,246
5.00%, 02/15/2027(c)	343,000	335,711
		542,957
Cable & Satellite–12.87%
Altice Financing S.A. (Luxembourg),
6.63%, 02/15/2023(c)	425,000	433,028
7.50%, 05/15/2026(c)	450,000	443,250

See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Principal Amount		Value
Cable & Satellite–(continued)
Altice Luxembourg S.A. (Luxembourg),
7.75%, 05/15/2022(c)	$200,000	$204,000
10.50%, 05/15/2027(c)	428,000	429,151
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 09/01/2023	675,000	687,656
5.75%, 02/15/2026(c)	1,855,000	1,929,200
CSC Holdings, LLC,
7.75%, 07/15/2025(c)	750,000	799,688
10.88%, 10/15/2025(c)	419,000	476,633
6.63%, 10/15/2025(c)	415,000	436,144
5.50%, 05/15/2026(c)	425,000	432,310
6.50%, 02/01/2029(c)	687,000	727,585
DISH DBS Corp.,
7.88%, 09/01/2019	1,076,000	1,090,279
5.88%, 11/15/2024	1,865,000	1,680,962
7.75%, 07/01/2026	178,000	163,404
Intelsat Jackson Holdings S.A. (Luxembourg),
5.50%, 08/01/2023	1,454,000	1,312,235
8.50%, 10/15/2024(c)	490,000	478,975
Sirius XM Radio, Inc.,
6.00%, 07/15/2024(c)	663,000	683,851
5.38%, 07/15/2026(c)	356,000	359,898
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(c)	400,000	396,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), 5.00%, 01/15/2025(c)	855,000	878,513
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(c)	200,000	198,140
UPCB Finance IV Ltd. (Netherlands), 5.38%, 01/15/2025(c)	250,000	253,750
Virgin Media Bristol LLC (United Kingdom), 5.50%, 08/15/2026(c)	269,000	270,931
Virgin Media Finance PLC (United Kingdom), REGS, 6.00%, 10/15/2024(c)	218,000	223,723
VTR Finance B.V. (Chile), 6.88%, 01/15/2024(c)	557,000	573,014
Ziggo B.V. (Netherlands), 5.50%, 01/15/2027(c)	175,000	171,500
Ziggo Bond Co. B.V. (Netherlands), REGS, 5.88%, 01/15/2025(c)	250,000	249,375
		15,983,195
Casinos & Gaming–2.97%
Boyd Gaming Corp.,
6.38%, 04/01/2026	230,000	237,786
6.00%, 08/15/2026	212,000	214,385
Cirsa Finance International Sarl (Spain), 7.88%, 12/20/2023(c)	205,000	213,284
Codere Finance 2 (Luxembourg) S.A. (Spain), 7.63%, 11/01/2021(c)	240,000	227,642
MGM China Holdings Ltd. (Macau), 5.88%, 05/15/2026(c)	206,000	210,120
MGM Resorts International,
7.75%, 03/15/2022	327,000	361,335
6.00%, 03/15/2023	325,000	343,688
Scientific Games International, Inc. 10.00%, 12/01/2022	440,000	463,351
Principal Amount		Value
Casinos & Gaming–(continued)
Studio City Finance Ltd. (Macau), 7.25%, 02/11/2024(c)	$586,000	$605,777
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(c)	826,000	811,545
		3,688,913
Coal & Consumable Fuels–0.79%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 06/15/2025(c)	987,000	975,896
Commodity Chemicals–0.56%
Koppers, Inc. 6.00%, 02/15/2025(c)	446,000	421,191
Nufarm Australia Ltd./Nufarm Americas, Inc. (Australia), 5.75%, 04/30/2026(c)	290,000	274,775
		695,966
Communications Equipment–1.59%
Commscope Technologies LLC 6.00%, 06/15/2025(c)	1,253,000	1,143,362
Hughes Satellite Systems Corp.,
7.63%, 06/15/2021	619,000	658,276
5.25%, 08/01/2026	171,000	170,834
		1,972,472
Construction & Engineering–0.32%
AECOM 5.13%, 03/15/2027	266,000	262,509
William Lyon Homes, Inc. 6.00%, 09/01/2023	136,000	135,320
		397,829
Construction Machinery & Heavy Trucks–1.02%
Meritor, Inc. 6.25%, 02/15/2024	455,000	469,223
Terex Corp. 5.63%, 02/01/2025(c)	819,000	802,620
		1,271,843
Consumer Finance–2.86%
Ally Financial, Inc.,
8.00%, 03/15/2020	240,000	248,700
5.13%, 09/30/2024	900,000	943,875
4.63%, 03/30/2025	704,000	722,480
Navient Corp.,
8.00%, 03/25/2020	640,000	660,000
7.25%, 01/25/2022	325,000	343,892
7.25%, 09/25/2023	606,000	638,391
		3,557,338
Copper–1.85%
First Quantum Minerals Ltd. (Zambia), 7.50%, 04/01/2025(c)	555,000	498,113
Freeport-McMoRan, Inc. 5.40%, 11/14/2034	1,044,000	934,380
Taseko Mines Ltd. (Canada), 8.75%, 06/15/2022(c)	899,000	860,792
		2,293,285
Data Processing & Outsourced Services–0.33%
First Data Corp. 5.00%, 01/15/2024(c)	400,000	408,740
Diversified Banks–2.38%
Barclays Bank PLC (United Kingdom), 7.63%, 11/21/2022	200,000	216,128
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Principal Amount		Value
Diversified Banks–(continued)
Barclays PLC (United Kingdom), REGS, 7.88%(c)(f)	$245,000	$252,991
Credit Agricole S.A. (France), REGS, 8.13%(c)(f)	488,000	545,242
Dresdner Funding Trust I REGS, 8.15%, 06/30/2031(c)	385,000	498,431
ING Groep N.V. (Netherlands), REGS, 6.88%(c)(f)	261,000	269,500
Royal Bank of Scotland Group PLC (The) (United Kingdom), 8.63%(f)	593,000	627,097
Societe Generale S.A. (France), REGS, 7.38%(c)(f)	288,000	296,099
Standard Chartered PLC (United Kingdom), REGS, 7.50%(c)(f)	245,000	254,648
		2,960,136
Diversified Capital Markets–0.22%
Credit Suisse Group AG (Switzerland), REGS, 7.13%(c)(f)	261,000	270,254
Diversified Chemicals–0.37%
Chemours Co. (The) 7.00%, 05/15/2025	210,000	210,525
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc. 5.38%, 09/01/2025(c)	264,000	246,180
		456,705
Diversified Metals & Mining–0.77%
Hudbay Minerals, Inc. (Canada), 7.63%, 01/15/2025(c)	532,000	530,670
Vedanta Resources Ltd. (India), 6.38%, 07/30/2022(c)	444,000	426,795
		957,465
Diversified REITs–0.60%
Colony Capital, Inc.,
3.88%, 01/15/2021	36,000	34,427
5.00%, 04/15/2023	148,000	140,573
CyrusOne L.P./CyrusOne Finance Corp.,
5.00%, 03/15/2024	240,000	242,328
5.38%, 03/15/2027	314,000	324,598
		741,926
Electric Utilities–0.24%
Southern Co. (The) Series B, 5.50%, 03/15/2057	298,000	302,502
Electronic Equipment & Instruments–0.37%
Itron, Inc. 5.00%, 01/15/2026(c)	460,000	459,425
Environmental & Facilities Services–1.97%
Core & Main L.P. 6.13%, 08/15/2025(c)	822,000	815,835
GFL Environmental, Inc. (Canada), 7.00%, 06/01/2026(c)	1,256,000	1,211,663
Waste Pro USA, Inc. 5.50%, 02/15/2026(c)	418,000	413,820
		2,441,318
Fertilizers & Agricultural Chemicals–0.42%
OCI N.V. (Netherlands), 6.63%, 04/15/2023(c)	504,000	516,600
Principal Amount		Value
Financial Exchanges & Data–0.27%
MSCI, Inc. 5.25%, 11/15/2024(c)	$330,000	$339,900
Food Distributors–0.63%
US Foods, Inc. 5.88%, 06/15/2024(c)	766,000	780,363
Food Retail–1.00%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
6.63%, 06/15/2024	714,000	724,710
7.50%, 03/15/2026(c)	494,000	518,700
		1,243,410
Gas Utilities–2.39%
AmeriGas Partners, L.P./AmeriGas Finance Corp.,
5.63%, 05/20/2024	404,000	420,160
5.88%, 08/20/2026	992,000	1,030,440
Ferrellgas L.P./Ferrellgas Finance Corp.,
6.50%, 05/01/2021	583,000	517,412
6.75%, 06/15/2023	134,000	116,245
Suburban Propane Partners, L.P./Suburban Energy Finance Corp. 5.50%, 06/01/2024	900,000	886,500
		2,970,757
Health Care Equipment–0.57%
Hill-Rom Holdings, Inc. 5.00%, 02/15/2025(c)	596,000	601,960
Teleflex, Inc. 4.88%, 06/01/2026	109,000	111,180
		713,140
Health Care Facilities–5.23%
Acadia Healthcare Co., Inc. 6.50%, 03/01/2024	375,000	383,438
Community Health Systems, Inc. 6.25%, 03/31/2023	438,000	418,706
HCA Healthcare, Inc. 6.25%, 02/15/2021	610,000	637,450
HCA, Inc.,
7.50%, 02/15/2022	283,000	310,593
5.38%, 02/01/2025	540,000	565,769
5.25%, 04/15/2025	575,000	619,851
5.88%, 02/15/2026	824,000	875,508
5.38%, 09/01/2026	206,000	214,263
5.50%, 06/15/2047	831,000	875,956
Tenet Healthcare Corp.,
8.13%, 04/01/2022	415,000	434,073
6.75%, 06/15/2023	1,159,000	1,158,907
		6,494,514
Health Care REITs–0.70%
MPT Operating Partnership L.P./MPT Finance Corp. 5.00%, 10/15/2027	874,000	864,168
Health Care Services–4.95%
AMN Healthcare, Inc. 5.13%, 10/01/2024(c)	410,000	407,950
CHS/Community Health Systems, Inc. 8.00%, 03/15/2026(c)	481,000	461,308
DaVita, Inc. 5.00%, 05/01/2025	656,000	622,380
Eagle Holding Co. II, LLC 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(c)(g)	683,000	685,561
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Principal Amount		Value
Health Care Services–(continued)
Heartland Dental, LLC 8.50%, 05/01/2026(c)	$696,000	$658,590
MEDNAX, Inc.,
5.25%, 12/01/2023(c)	437,000	437,000
6.25%, 01/15/2027(c)	876,000	880,380
MPH Acquisition Holdings LLC 7.13%, 06/01/2024(c)	739,000	737,152
Polaris Intermediate Corp. 9.25% PIK Rate, 8.50% Cash Rate, 12/01/2022(c)(g)	431,000	425,074
Surgery Center Holdings, Inc.,
6.75%, 07/01/2025(c)	130,000	118,625
10.00%, 04/15/2027(c)	330,000	335,775
Team Health Holdings, Inc. 6.38%, 02/01/2025(c)	450,000	373,219
		6,143,014
Home Improvement Retail–0.69%
Hillman Group, Inc. (The) 6.38%, 07/15/2022(c)	933,000	853,695
Homebuilding–2.86%
Beazer Homes USA, Inc.,
8.75%, 03/15/2022	541,000	562,175
6.75%, 03/15/2025	641,000	598,534
5.88%, 10/15/2027	85,000	69,944
KB Home 8.00%, 03/15/2020	243,000	250,897
Lennar Corp.,
8.38%, 01/15/2021	112,000	120,680
5.38%, 10/01/2022	640,000	671,200
4.75%, 11/15/2022	135,000	139,556
5.25%, 06/01/2026	261,000	270,135
Meritage Homes Corp. 7.15%, 04/15/2020	300,000	308,625
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.88%, 04/15/2023(c)	548,000	563,070
		3,554,816
Household Products–1.62%
Reynolds Group Issuer, Inc./LLC,
5.13%, 07/15/2023(c)	207,000	207,300
7.00%, 07/15/2024(c)	1,114,000	1,127,925
Spectrum Brands, Inc. 5.75%, 07/15/2025	663,000	676,227
		2,011,452
Independent Power Producers & Energy Traders–1.92%
AES Corp. (The) 5.50%, 04/15/2025	1,199,000	1,241,205
Calpine Corp. 5.50%, 02/01/2024	294,000	285,915
NRG Energy, Inc.,
6.63%, 01/15/2027	417,000	445,147
5.25%, 06/15/2029(c)	398,000	409,510
		2,381,777
Industrial Machinery–1.97%
Cleaver-Brooks, Inc. 7.88%, 03/01/2023(c)	981,000	944,212
EnPro Industries, Inc. 5.75%, 10/15/2026	888,000	894,660
Mueller Industries, Inc. 6.00%, 03/01/2027	618,000	611,820
		2,450,692
Principal Amount		Value
Integrated Oil & Gas–0.55%
Petrobras Global Finance B.V. (Brazil), 5.75%, 02/01/2029	$675,000	$682,148
Integrated Telecommunication Services–3.70%
Altice France S.A. (France),
6.25%, 05/15/2024(c)	312,000	317,460
7.38%, 05/01/2026(c)	703,000	688,501
Cincinnati Bell, Inc.,
7.00%, 07/15/2024(c)	417,000	359,662
8.00%, 10/15/2025(c)	84,000	72,450
CommScope, Inc.,
6.00%, 03/01/2026(c)	389,000	390,945
8.25%, 03/01/2027(c)	169,000	167,944
Frontier Communications Corp.,
10.50%, 09/15/2022	1,338,000	975,094
11.00%, 09/15/2025	344,000	218,440
8.00%, 04/01/2027(c)	838,000	871,520
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	92,000	89,010
7.20%, 07/18/2036	433,000	441,660
		4,592,686
Leisure Facilities–0.58%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp. 5.38%, 06/01/2024	259,000	266,123
Six Flags Entertainment Corp. 4.88%, 07/31/2024(c)	455,000	450,541
		716,664
Leisure Products–0.28%
Mattel, Inc. 6.75%, 12/31/2025(c)	350,000	345,524
Managed Health Care–1.40%
Centene Corp. 5.38%, 06/01/2026(c)	335,000	348,299
Molina Healthcare, Inc. 4.88%, 06/15/2025(c)	331,000	329,345
WellCare Health Plans, Inc.,
5.25%, 04/01/2025	745,000	757,814
5.38%, 08/15/2026(c)	290,000	297,888
		1,733,346
Metal & Glass Containers–1.17%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
7.25%, 05/15/2024(c)	335,000	350,075
6.00%, 02/15/2025(c)	200,000	198,540
Berry Global, Inc. 6.00%, 10/15/2022	333,000	339,660
Flex Acquisition Co., Inc. 7.88%, 07/15/2026(c)	474,000	427,785
OI European Group B.V. 4.00%, 03/15/2023(c)	138,000	135,930
		1,451,990
Movies & Entertainment–1.34%
AMC Entertainment Holdings, Inc.,
5.75%, 06/15/2025	575,000	524,687
6.13%, 05/15/2027	200,000	176,250
Netflix, Inc.,
5.75%, 03/01/2024	475,000	505,281
5.88%, 11/15/2028	441,000	464,153
		1,670,371
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Principal Amount		Value
Multi-line Insurance–0.10%
Acrisure LLC/Acrisure Finance, Inc. 8.13%, 02/15/2024(c)	$122,000	$125,584
Oil & Gas Drilling–2.50%
Diamond Offshore Drilling, Inc. 4.88%, 11/01/2043	226,000	134,470
Ensco Rowan PLC,
4.50%, 10/01/2024	24,000	16,680
7.75%, 02/01/2026	869,000	649,578
Ensign Drilling, Inc. (Canada), 9.25%, 04/15/2024(c)	425,000	407,469
Noble Holding International Ltd. 7.75%, 01/15/2024	1,089,000	857,587
Precision Drilling Corp. (Canada),
6.50%, 12/15/2021	71,773	72,311
7.75%, 12/15/2023	92,000	93,610
5.25%, 11/15/2024	372,000	332,940
Transocean, Inc. 7.50%, 04/15/2031	647,000	537,010
		3,101,655
Oil & Gas Equipment & Services–0.83%
Archrock Partners, L.P./Archrock Partners Finance Corp. 6.00%, 10/01/2022	230,000	231,150
Calfrac Holdings L.P. (Canada), 8.50%, 06/15/2026(c)	376,000	274,480
SESI, L.L.C. 7.13%, 12/15/2021	703,000	527,250
		1,032,880
Oil & Gas Exploration & Production–12.12%
Antero Resources Corp. 5.63%, 06/01/2023	794,000	788,045
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 10.00%, 04/01/2022(c)	571,000	608,766
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp. 6.88%, 02/01/2025	874,000	857,612
California Resources Corp. 8.00%, 12/15/2022(c)	572,000	401,830
Callon Petroleum Co. 6.13%, 10/01/2024	975,000	967,687
Centennial Resource Production, LLC 6.88%, 04/01/2027(c)	840,000	835,968
Denbury Resources, Inc. 5.50%, 05/01/2022	314,000	215,875
EP Energy LLC/Everest Acquisition Finance, Inc. 8.00%, 11/29/2024(c)	410,000	258,300
Gulfport Energy Corp. 6.00%, 10/15/2024	738,000	612,540
Jagged Peak Energy LLC 5.88%, 05/01/2026	862,000	845,838
Murphy Oil USA, Inc. 5.63%, 05/01/2027	613,000	631,390
Oasis Petroleum, Inc. 6.88%, 01/15/2023	1,141,000	1,098,212
Parsley Energy, LLC/Parsley Finance Corp.,
6.25%, 06/01/2024(c)	464,000	474,440
5.63%, 10/15/2027(c)	446,000	443,770
QEP Resources, Inc.,
6.88%, 03/01/2021	591,000	602,820
5.25%, 05/01/2023	220,000	207,324
5.63%, 03/01/2026	207,000	187,853
Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
Range Resources Corp.,
5.88%, 07/01/2022	$429,000	$422,565
4.88%, 05/15/2025	772,000	675,500
SM Energy Co.,
6.13%, 11/15/2022	435,000	423,038
6.75%, 09/15/2026	470,000	422,060
6.63%, 01/15/2027	90,000	79,650
Southwestern Energy Co.,
7.50%, 04/01/2026	373,000	359,945
7.75%, 10/01/2027	806,000	773,760
Tullow Oil PLC (Ghana), 7.00%, 03/01/2025(c)	351,000	353,211
Whiting Petroleum Corp. 6.25%, 04/01/2023	673,000	651,969
WPX Energy, Inc. 5.25%, 09/15/2024	863,000	852,212
		15,052,180
Oil & Gas Refining & Marketing–1.08%
NuStar Logistics, L.P. 6.00%, 06/01/2026	523,000	523,000
Parkland Fuel Corp. (Canada), 6.00%, 04/01/2026(c)	411,000	418,192
Sunoco L.P. /Sunoco Finance Corp. 4.88%, 01/15/2023	395,000	399,037
		1,340,229
Oil & Gas Storage & Transportation–4.05%
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.38%, 09/15/2024	460,000	456,343
Energy Transfer Operating, L.P. 5.88%, 01/15/2024	765,000	836,399
Energy Transfer Partners, L.P. Series A, 6.25%(f)	314,000	289,418
Holly Energy Partners L.P./Holly Energy Finance Corp. 6.00%, 08/01/2024(c)	253,000	262,487
Plains All American Pipeline, L.P. Series B, 6.13%(f)	423,000	393,058
SemGroup Corp. 6.38%, 03/15/2025	515,000	496,975
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.25%, 05/01/2023	266,000	267,583
5.13%, 02/01/2025	478,000	481,585
5.88%, 04/15/2026	267,000	276,679
Williams Cos., Inc. (The),
7.88%, 09/01/2021	304,000	336,767
4.55%, 06/24/2024	876,000	929,980
		5,027,274
Other Diversified Financial Services–2.20%
EG Finco Ltd. (United Kingdom), 6.75%, 02/07/2025(c)	478,000	470,233
Lions Gate Capital Holdings LLC 6.38%, 02/01/2024(c)	813,000	835,357
LPL Holdings, Inc. 5.75%, 09/15/2025(c)	474,000	476,370
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(c)	770,000	779,625
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.75%, 06/15/2022(c)	165,000	170,420
		2,732,005
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Principal Amount		Value
Packaged Foods & Meats–1.23%
B&G Foods, Inc. 5.25%, 04/01/2025	$359,000	$348,454
JBS Investments GmbH,
7.25%, 04/03/2024(c)	355,000	367,872
REGS, 7.25%, 04/03/2024(c)	200,000	207,252
JBS USA Lux S.A./JBS USA Finance, Inc. 5.75%, 06/15/2025(c)	176,000	180,620
TreeHouse Foods, Inc. 6.00%, 02/15/2024(c)	419,000	428,118
		1,532,316
Paper Packaging–0.39%
Graphic Packaging International LLC 4.88%, 11/15/2022	477,000	487,733
Paper Products–1.32%
Mercer International, Inc. (Canada),
7.75%, 12/01/2022	57,000	59,209
6.50%, 02/01/2024	667,000	683,675
5.50%, 01/15/2026	170,000	168,257
Schweitzer-Mauduit International, Inc. 6.88%, 10/01/2026(c)	715,000	725,725
		1,636,866
Pharmaceuticals–2.49%
Bausch Health Americas, Inc. 9.25%, 04/01/2026(c)	372,000	403,155
Bausch Health Cos., Inc.,
5.88%, 05/15/2023(c)	94,000	94,567
6.13%, 04/15/2025(c)	400,000	392,200
5.50%, 11/01/2025(c)	346,000	348,595
9.00%, 12/15/2025(c)	616,000	665,280
5.75%, 08/15/2027(c)	163,000	165,241
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.00%, 07/15/2023(c)	275,000	198,971
HLF Financing S.a.r.l. LLC/Herbalife International, Inc. 7.25%, 08/15/2026(c)	397,000	393,526
Teva Pharmaceutical Finance IV, B.V. (Israel), 3.65%, 11/10/2021	460,000	431,825
		3,093,360
Publishing–0.87%
Meredith Corp. 6.88%, 02/01/2026	1,043,000	1,079,401
Railroads–0.75%
Kenan Advantage Group, Inc. (The) 7.88%, 07/31/2023(c)	982,000	932,900
Regional Banks–0.47%
CIT Group, Inc.,
5.00%, 08/15/2022	149,000	154,888
5.00%, 08/01/2023	415,000	434,024
		588,912
Restaurants–1.07%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.00%, 10/15/2025(c)	883,000	867,548
IRB Holding Corp. 6.75%, 02/15/2026(c)	476,000	465,290
		1,332,838
Security & Alarm Services–0.30%
Brink’s Co. (The) 4.63%, 10/15/2027(c)	379,000	367,630
Principal Amount		Value
Semiconductors–0.49%
Micron Technology, Inc. 5.50%, 02/01/2025	$595,000	$612,791
Specialized Consumer Services–1.45%
IAA Spinco, Inc. 5.50%, 06/15/2027(c)	504,000	512,820
ServiceMaster Co., LLC (The),
5.13%, 11/15/2024(c)	424,000	425,060
7.45%, 08/15/2027	814,000	866,910
		1,804,790
Specialized REITs–2.97%
Equinix, Inc. 5.88%, 01/15/2026	1,171,000	1,229,655
GLP Capital L.P./GLP Financing II, Inc. 5.38%, 04/15/2026	535,000	566,939
Iron Mountain US Holdings, Inc. 5.38%, 06/01/2026(c)	474,000	464,520
Iron Mountain, Inc.,
6.00%, 08/15/2023	386,000	395,650
5.25%, 03/15/2028(c)	223,000	211,850
Rayonier A.M. Products, Inc. 5.50%, 06/01/2024(c)	693,000	562,723
SBA Communications Corp. 4.88%, 09/01/2024	265,000	263,437
		3,694,774
Specialty Chemicals–1.59%
Element Solutions, Inc. 5.88%, 12/01/2025(c)	541,000	551,144
GCP Applied Technologies, Inc. 5.50%, 04/15/2026(c)	585,000	589,387
PolyOne Corp. 5.25%, 03/15/2023	395,000	409,319
PQ Corp. 6.75%, 11/15/2022(c)	413,000	427,971
		1,977,821
Steel–1.53%
ArcelorMittal (Luxembourg), 7.00%, 10/15/2039	400,000	457,132
Cleveland-Cliffs, Inc. 5.75%, 03/01/2025	693,000	677,408
United States Steel Corp. 6.88%, 08/15/2025	876,000	759,930
		1,894,470
Technology Hardware, Storage & Peripherals–0.69%
Dell International LLC/EMC Corp. 7.13%, 06/15/2024(c)	809,000	852,338
Textiles–0.39%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(c)	491,000	478,111
Trading Companies & Distributors–2.86%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(c)	430,000	436,450
Aircastle Ltd.,
7.63%, 04/15/2020	155,000	160,759
5.50%, 02/15/2022	68,000	71,800
5.00%, 04/01/2023	656,000	685,273
BMC East, LLC 5.50%, 10/01/2024(c)	647,000	653,470
H&E Equipment Services, Inc. 5.63%, 09/01/2025	257,000	255,908
Herc Rentals, Inc. 7.75%, 06/01/2024(c)	162,000	170,809
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount		Value
Trading Companies & Distributors–(continued)
United Rentals North America, Inc.,
5.50%, 07/15/2025		$469,000	$480,725
6.50%, 12/15/2026		415,000	440,937
5.50%, 05/15/2027		197,000	199,216
			3,555,347
Trucking–0.21%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.25%, 03/15/2025(c)		269,000	259,921
Wireless Telecommunication Services–5.16%
Digicel Group One Ltd. (Jamaica), 8.25%, 12/30/2022(c)		225,000	142,250
Digicel Group Two Ltd. (Jamaica), 8.25%, 09/30/2022(c)		213,000	82,538
Oztel Holdings SPC Ltd. (Oman), 5.63%, 10/24/2023(c)		451,000	455,743
Sprint Capital Corp. 8.75%, 03/15/2032		354,000	407,100
Sprint Communications, Inc. 11.50%, 11/15/2021		390,000	445,048
Sprint Corp.,
7.25%, 09/15/2021		816,000	859,860
7.88%, 09/15/2023		1,309,000	1,409,361
7.63%, 02/15/2025		434,000	460,040
T-Mobile USA, Inc.,
6.38%, 03/01/2025		1,270,000	1,317,333
6.50%, 01/15/2026		787,000	832,252
			6,411,525
Total U.S. Dollar Denominated Bonds & Notes (Cost $166,140,005)			163,695,022
Non-U.S. Dollar Denominated Bonds & Notes–0.74%(h)
Brewers–0.18%
Sunshine Mid B.V. (Netherlands), 6.50%, 05/15/2026(c)	EUR	200,000	227,340
	Principal Amount		Value
Diversified Banks–0.20%
Erste Group Bank AG (Austria), REGS 6.50%(c)(f)	EUR	200,000	$245,589
Food Retail–0.27%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(c)	GBP	300,000	338,977
Textiles–0.09%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(c)	EUR	100,000	109,736
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,014,182)			921,642
	Shares
Money Market Funds–2.52%
Invesco Government & Agency Portfolio, Institutional Class, 2.30%(i)		1,093,015	1,093,015
Invesco Liquid Assets Portfolio, Institutional Class, 2.43%(i)		780,405	780,639
Invesco Treasury Portfolio, Institutional Class, 2.28%(i)		1,249,160	1,249,160
Total Money Market Funds (Cost $3,122,814)			3,122,814
TOTAL INVESTMENTS IN SECURITIES–135.05% (Cost $170,277,001)			167,739,478
BORROWINGS–(38.28)%			(47,550,000)
OTHER ASSETS LESS LIABILITIES–3.23%			4,017,456
NET ASSETS–100.00%			$124,206,934
Investment Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
PIK	– Pay-in-Kind
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $77,159,552, which represented 62.12% of the Trust’s Net Assets.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at May 31, 2019 represented less than 1% of the Trust’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 2.
(f)	Perpetual bond with no specified maturity date.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	The money market fund and the Trust are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.

See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/30/2019	Canadian Imperial Bank of Commerce	GBP	257,250	USD	330,074	$3,463
Subtotal—Appreciation						3,463
Currency Risk
08/30/2019	Goldman Sachs International	EUR	1,325,731	USD	1,491,155	(577)
Subtotal—Depreciation						(577)
Total Forward Foreign Currency Contracts						$2,886

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
Invesco High Income Trust II

B.	Securities Transactions and Investment Income — (continued)
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.
F.	Forward Foreign Currency Contracts — The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Other Risks — The Trust may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
H.	Leverage Risk — The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.
Invesco High Income Trust II

NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$163,695,022	$0	$163,695,022
Non-U.S. Dollar Denominated Bonds & Notes	—	921,642	—	921,642
Money Market Funds	3,122,814	—	—	3,122,814
Total Investments in Securities	3,122,814	164,616,664	0	167,739,478
Other Investments - Assets*
Forward Foreign Currency Contracts	—	3,463	—	3,463
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(577)	—	(577)
Total Other Investments	—	2,886	—	2,886
Total Investments	$3,122,814	$164,619,550	$0	$167,742,364

*	Unrealized appreciation (depreciation).
Invesco High Income Trust II